Leases - Summary of Maturity Profile of Lease Liabilities (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Obligations under lease liabilities, contractual amount	$ 4,200	$ 4,073
Total carrying amount	3,116	3,019
In one year or less or on demand [member]
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Obligations under lease liabilities, contractual amount	836	658
In more than one year but not more than two years [member]
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Obligations under lease liabilities, contractual amount	591	538
In more than two years but not more than five years [member]
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Obligations under lease liabilities, contractual amount	1,012	1,031
In more than five years [member]
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Obligations under lease liabilities, contractual amount	1,761	1,846
Later than ten years [member]
Disclosure of Maturity Analysis of Lease Liabilities [Line Items]
Obligations under lease liabilities, contractual amount	$ 738	$ 808